Amounts Due under Non Cancelable Contracts (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
2012	$ 4	¥ 382
2013	1	60
Total	$ 5	¥ 442